Financial instruments - Schedule of Assets and Liabilities measured at Fair Value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term investments (Note 7) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 4,155	$ 9,744
Long-term investments (Note 7) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Fuel derivative contracts (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0
Fuel derivative contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	(1,837)
Interest rate swaps (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Interest rate swaps (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	740	1,246
Fuel derivative contracts (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		0
Fuel derivative contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		7,366
Convertible senior subordinated notes (Note 10) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	0
Convertible senior subordinated notes (Note 10) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	(277,650)
Gold forward contracts (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	0
Gold forward contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	$ 0	$ (4,952)